Subsequent Events (Details) - USD ($)									1 Months Ended	12 Months Ended
	Mar. 24, 2026	Mar. 01, 2026	Jan. 12, 2026	Jan. 05, 2026	Jan. 22, 2025	Dec. 11, 2024	Oct. 09, 2024	Jul. 30, 2024	Apr. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Shares reserved for future issuance										3,110,156
Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase										85,000
Warrants exercised									359,020
Remainning Two year Vesting Period [Member]
Subsequent Events [Line Items]
Percentage of options vest						50.00%	50.00%	50.00%
Board of Directors [Member] | Remainning Two year Vesting Period [Member]
Subsequent Events [Line Items]
Percentage of options vest					6.25%
Common Stock [Member]
Subsequent Events [Line Items]
Sale of ordinary shares										1,136,364
Warrants exercised									355,974	1,144,357	1,654,546
Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of ordinary shares	1,208,333
Aggregate gross proceeds (in Dollars)	$ 4,000,000		$ 2,000,000	$ 1,500,000
Options exercised term		5 years		5 years
Shares reserved for future issuance		5,610,156
Aggregate of restricted share units		1,779,693
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase	4,125,000		1,000,000	650,000
Exercise price (in Dollars per share)	$ 0.00001
Warrants exercised				650,000
Subsequent Event [Member] | Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase	4,125,000
Subsequent Event [Member] | Remainning Two year Vesting Period [Member]
Subsequent Events [Line Items]
Percentage of options vest		50.00%		50.00%
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Purchase of ordinary shares		463,487		15,131
Options exercised term		2 years
Shares reserved for future issuance		2,500,000,000,000
Monthly fee (in Dollars)		$ 20,000
Subsequent Event [Member] | Board of Directors [Member] | Remainning Two year Vesting Period [Member]
Subsequent Events [Line Items]
Percentage of options vest		6.25%		6.25%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Warrants to purchase			1,000,000	650,000
Price per share (in Dollars per share)			$ 1	$ 1
Warrants exercised			1,000,000
Exercise price per share (in Dollars per share)		$ 1.275		$ 1.275
Subsequent Event [Member] | Common Stock [Member] | Remainning Two year Vesting Period [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)		$ 1.275
Subsequent Event [Member] | Common Stock [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Purchase of ordinary shares		36,315
Subsequent Event [Member] | Investor [Member]
Subsequent Events [Line Items]
Sale of ordinary shares			1,000,000	850,000
Minimum [Member]
Subsequent Events [Line Items]
Options exercised term										2 years 18 days
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
RSU vest period		1 year
Minimum [Member] | Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 0.74999		$ 0.99999	$ 0.99999
Maximum [Member]
Subsequent Events [Line Items]
Options exercised term										3 years 4 months 24 days
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
RSU vest period		3 years
Maximum [Member] | Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 0.75		$ 0.00001
Exercise price (in Dollars per share)				$ 0.00001